Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Due to related parties - salary related	$ 620	$ 607
Accrued expenses	2,521	3,597
Government authorities	53	81
Salary related	269	437
Other payables		10
Other Payables, Total	$ 3,463	$ 4,732